Pensions and Post Retirement Benefits - Funded Status of Defined Benefit Pension and Post Retirement Plans (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Pension surpluses	$ 51.9	$ 64.0
Pension deficits	360.6	253.1
Defined benefit pension plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(789.4)	(803.7)
Fair value of plan assets	605.8	726.9
Funded status of plans - deficit	(183.6)	(76.8)
Impact of asset ceiling	0.3	0.0
Net accrued liability (notes 13 and 14)	$ (183.3)	$ (76.8)
Discount rate	3.00%	3.60%
Rate of compensation increase	2.60%	2.70%
Pension surpluses	$ 51.9	$ 64.0
Pension deficits	235.2	140.8
Post retirement benefit plans
Disclosure of defined benefit plans [line items]
Benefit obligation	(125.4)	(112.3)
Fair value of plan assets	0.0	0.0
Funded status of plans - deficit	(125.4)	(112.3)
Net accrued liability (notes 13 and 14)	$ (125.4)	$ (112.3)
Discount rate	3.30%	4.20%
Rate of compensation increase	3.60%	3.60%
Health care cost trend	4.50%	4.60%